Document And Entity Information	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity Registrant Name	KLDiscovery Inc.
Entity Central Index Key	0001752474
Entity Emerging Growth Company	true
Securities Act File Number	001-38789
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1898603
Entity Address, Address Line One	9023 Columbine Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55347
City Area Code	703
Local Phone Number	288-3380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE